Depreciation And Amortization (Narrative) (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Accumulated depreciation of owned equipment and property	$ 10,800,000,000	$ 10,600,000,000
Accumulated amortization of equipment and property under capital leases	$ 219,000,000	$ 205,000,000